UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here is Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:  940 Southwood Blvd.
          Suite 200
          Incline Village, NV 89401

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Steven M. Kleiman
Title:	Chief Operating Officer
Phone:	(773) 283-8822
Signature, Place, and Date of Signing:

Steven M. Kleiman	Chicago, Illinois	May 12, 1999

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.
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Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  85

Form 13F Information Table Value Total: $600,578

List of Other Included Managers:  None
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VALUE      SHARES/  SH/ PUT/ INVSTMT  OTHER  Voting Authority (Shares)
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (1000s)     PRN AMT  PRN CALL DSCRETN  MGERS (a)Sole (b)Shared (c)None
CNF Trust I $2.500             TE CONS SER A     12612V205 "14,087"    "246,600" SH       Sole          "246,600"     0       0
Crescent Real Estate           PFD CV A 6.75%    225756204  "3,005"    "175,500" SH       Sole          "175,500"     0       0
Equity Residential Properties  PFD CONV E 7%     29476L883  "9,992"    "397,700" SH       Sole          "397,700"     0       0
Freeport McMoran Copper	       PFD CV 0.05 SH    35671D501  "1,908"    "101,750" SH       Sole          "101,750"     0       0
Lab Corp of America (Class B)  PFD CVB PAYIN     50540R300  "7,083"    "122,261" SH       Sole          "122,261"     0       0
Lab Corp of America (Series A) PFD CV ESCH%A     50540R201 "24,411"    "416,400" SH       Sole          "416,400"     0       0
"Metromedia Int'l Group, Inc." PFD CONV%         591695200 "10,808"    "309,900" SH       Sole          "309,900"     0       0
National Australia Bank	       CAP UTS EXCH BL   632525309  "5,963"    "196,300" SH       Sole          "196,300"     0       0
"PSINET, Inc."                 PFD C CV 6 3/4    74437C309  "1,128"     "25,000" SH       Sole           "25,000"     0       0
Prologis Trust                 PFD CV SBI B      743410300  "9,697"    "373,875" SH       Sole          "373,875"     0       0
Treev PIK $0.84	               PFD CONV SER A    894692201  "4,471"    "452,800" SH       Sole          "452,800"     0       0
Action Performance Companies   SB NT CV 4.75% 05 004933AB3  "6,687"  "7,200,000" PRN      Sole              0         0       0
"Alpharma, Inc. (144A)"	       SR SB CV 144A06   020813AC5     926     "750,000" PRN      Sole              0         0       0
"Alpharma, Inc."	       SB NT CV 5.75%05  020813AB7  "2,603"  "1,900,000" PRN      Sole              0         0       0
Alza Corp.	               SUB LYON ZERO 14  022615AC2 "10,271" "15,460,000" PRN      Sole              0         0       0
Alza Corp.	               SUB DB CONV 5%06  022615AD0 "10,955"  "7,910,000" PRN      Sole              0         0       0
American Retirement Corp       SBDBCV5.75%02     028913AA9  "3,237"  "4,150,000" PRN      Sole              0         0       0
"Amkor Technology, Inc."       SBNTCV 5.75%03    031652AA8 "12,726" "12,855,000" PRN      Sole              0         0       0
Aspect Telecommunications      SB DB CV ZERO 18  045237AE4  "1,330"  "6,080,000" PRN      Sole              0         0       0
Aviron	                       SB NT CV 5.75%05  053762AC4  "6,955"  "6,500,000" PRN      Sole              0         0       0
"BankAtlantic Bancorp, Inc."   SBDVCV 6.75%06    065908AB1  "3,019"  "2,637,000" PRN      Sole              0         0       0
"BankAtlantic Bancorp, Inc."   SBDBCV 5.625%07   065908AC9  "7,928"  "9,910,000" PRN      Sole              0         0       0
Carematrix Corp.	       SBNTCV 6.25%04    141706AC5  "5,323"  "7,550,000" PRN      Sole              0         0       0
"Checkpoint Systems, Inc."     SBDVCV 5.25%05    162825AB9  "2,014"  "2,650,000" PRN      Sole              0         0       0
Complete Mgmt. Inc.	       SUB DB Conv. 8%03 20452CAB0      23     "375,000" PRN      Sole              0         0       0
Concentra Managed Care         SBNTCV 4.5%03     20589TAC7  "1,247"  "1,320,000" PRN      Sole              0         0       0
DRS Technologies Inc.          SRSBDBCV 9%03     23330XAB6     971     "805,000" PRN      Sole              0         0       0
Danka Business Systems         SUB NT CV 6.75%02 236277AB5     488     "800,000" PRN      Sole              0         0       0
Developers Div Realty          SUB DB CONV 7%99  251591AA1  "2,677"  "2,577,000" PRN      Sole              0         0       0
Diamond Offshore Drill         SBNTCV 3.75%07    25271CAA0     497     "500,000" PRN      Sole              0         0       0
Einstein/Noah Bagel Corp.      SBDBCV 7.25%04    282577AC9     630   "1,050,000" PRN      Sole              0         0       0
Family Golf Centers            SBNTCV 5.75%04    30701AAC0  "2,665"  "4,230,000" PRN      Sole              0         0       0
Financial Federal Corp.        SUB NT CV 4.5%05  317492AC0  "6,485"  "6,954,000" PRN      Sole              0         0       0
France Telecom                 DEP BD CV 144A04  35177QAB1     319     "350,000" PRN      Sole              0         0       0
Fuisz Technologies Ltd.        SB DB CV 7%04     359536AB5  "2,658"  "5,595,000" PRN      Sole              0         0       0
Genesco Inc.                   SUBNTCV 5.5%05    371532AL6  "1,987"  "2,135,000" PRN      Sole              0         0       0
HRPT Properties                SBDBCV-A 7.5%03   40426WAB7  "1,916"  "1,965,000" PRN      Sole              0         0       0
Healthcare Realty Trust        SBDBCV 6.55%02    421946AA2  "1,351"  "1,510,000" PRN      Sole              0         0       0
Healthsouth Corp.              SBDBCV 3.25%03    421924AF8 "19,297" "22,570,000" PRN      Sole              0         0       0
Hilton Hotels Corporation      Sub NT Conv 5%06  432848AL3  "8,962"  "9,795,000" PRN      Sole              0         0       0
"Homebase, Inc."               SBNTCV 5.25% 04   43738EAB4  "6,321"  "7,350,000" PRN      Sole              0         0       0
Interim Services Inc.          SUB NT CV 4.5%05  45868PAA8  "1,175" "13,575,000" PRN      Sole              0         0       0
Interpublic Group Co Inc.      SBNTCV144A 06     460690AG5  "9,111"  "9,930,000" PRN      Sole              0         0       0
Interpublic Group Cos.	       SBNTCV 1.8%04     460690AF7  "2,020"  "1,680,000" PRN      Sole              0         0       0
Intevac Inc.                   SBNTCV 6.5%04     461148AC2     484     "775,000" PRN      Sole              0         0       0
Iomega Corp.                   SBNTCV 6.75% 01   462030AA5  "5,481"  "5,000,000" PRN      Sole              0         0       0
Jacor Communications Inc.      SR LYON ZERO 18   469858AB0  "1,123"  "2,000,000" PRN      Sole              0         0       0
Kellstrom                      SB NT CV 5.75%02  488035AC0  "9,867" "11,025,000" PRN      Sole              0         0       0
Lennar Corportion              SR DB CV ZERO 18  526057AA2 "14,354" "32,530,000" PRN      Sole              0         0       0
Magna International Inc.       SB DB CV 4.875%05 559222AG9 "33,918" "34,500,000" PRN      Sole              0         0       0
Mail-Well Inc.                 SUBNTCONV 5%02    560321AD3 "10,954" "10,190,000" PRN      Sole              0         0       0
Masotech Inc.                  SBDBCONV 4.5%03   574670AB1  "8,467" "10,325,000" PRN      Sole              0         0       0
Meditrust                      SUB DEB CV 9%02   58501TAA6     250     "250,000" PRN      Sole              0         0       0
Metamor Worldwide Inc.         SBNTCV 2.94%04    59133PAA8  "2,778"  "3,430,000" PRN      Sole              0         0       0
NCS Healthcare Inc.            SBDBCV 5.75%04    628874AC3  "7,649" "16,810,000" PRN      Sole              0         0       0
"Network Associates, Inc."     SB DB CV ZERO 18  640938AB2  "2,074"  "7,090,000" PRN      Sole              0         0       0
North American Vaccine         SUBNTCV 6.5%03    657201AC3     948   "2,840,000" PRN      Sole              0         0       0
"Office Depot, Inc."           LYON SUB ZERO 08  676220AB2 "23,432" "27,730,000" PRN      Sole              0         0       0
Omnicare Inc.                  SUB DEB CV 5%07   681904AD0 "35,503" "48,140,000" PRN      Sole              0         0       0
Orbital Sciences Corp.         SB NT CV 5% 02    685564AC0  "4,420"  "4,150,000" PRN      Sole              0         0       0
Pep Boys                       SUB LYON ZERO 11  713278AJ8     163     "300,000" PRN      Sole              0         0       0
Personnel Group                SBNTCV 5.75%04    715338AE9 "12,018" "14,056,000" PRN      Sole              0         0       0
"Petsmart, Inc."               SB NT CV 6.75%04  716768AB2 "13,167" "10,013,000" PRN      Sole              0         0       0
Pier 1 Imports                 SB NT CV 5.75%03  720279AF5 "25,518" "18,185,000" PRN      Sole              0         0       0
Quadramed Corp.                SBDBCV 5.25%05    74730WAC5  "6,552" "11,297,000" PRN      Sole              0         0       0
Reptron Electronics Inc.       SBNTCV 6.75%04    76026WAA7     328     "840,000" PRN      Sole              0         0       0
Rouse Company                  SBDBCV 5.75%02    779273AA9     225     "225,000" PRN      Sole              0         0       0
Sabrateck Corp.                NT CV 6%05        78571UAA6  "1,650"  "2,500,000" PRN      Sole              0         0       0
"Safeguard Securities, Inc."   SBNTCV 144A 06    786449AD0  "4,100"  "4,000,000" PRN      Sole              0         0       0
Sanmina Corp. (144A)           SBDVCV 144A 04    800907AA5  "3,252"  "2,960,000" PRN      Sole              0         0       0
Seacor Holdings Inc.           SUBNTCV 5.375%06  811904AE1 "19,720" "19,769,000" PRN      Sole              0         0       0
SpaceHab Inc.                  SUB NT CONV 8%07  846243AC7     181     "250,000" PRN      Sole              0         0       0
Sportsline USA Inc (144A)      SBNTCV 144A 06    848934AA3  "4,440"  "6,000,000" PRN      Sole              0         0       0
Standard Commerical Corp       SBDVCV 7.25% 07   853258AA9  "1,822"  "2,950,000" PRN      Sole              0         0       0
Sun Healthcare                 SDCV 144A 6%04    866933AA2     105   "1,500,000" PRN      Sole              0         0       0
Sunbeam Corporation            SRSDCVZRO 144A18  867071AA0     173   "1,000,000" PRN      Sole              0         0       0
Synetic Inc.                   SUB DB CONV 5%07  87160FAB5  "9,218"  "7,650,000" PRN      Sole              0         0       0
Telefonos de Mexico            SRDBCV 4.25% 04   879403AD5 "44,163" "42,670,000" PRN      Sole              0         0       0
Thermo Fibertek Inc.           SUBDBCV 144A04    88355WAA3 "16,888" "19,927,000" PRN      Sole              0         0       0
Thermo Instrument Sys          SUBDBCONV 4%05    883559AE6  "1,800"  "2,160,000" PRN      Sole              0         0       0
Total Renal Care Hldg          SBNTCV 144A 7%09  89151AAA5     433     "530,000" PRN      Sole              0         0       0
"Tower Automotive, Inc."       SBNTCV 5%04       891707AE1 "10,696"  "9,550,000" PRN      Sole              0         0       0
Triac Companies                SBDBCV ZERO 18    895918AB7 "14,748" "58,700,000" PRN      Sole              0         0       0
U.S. Diagnostic Labs Inc.      SUBDBCONV 9%03    90328QAB4  "3,351"      "4,720" PRN      Sole              0         0       0
Waste Management Inc.          SUB NT CONV 4%02  94106LAA7  "6,838"  "5,200,000" PRN      Sole              0         0       0

COLUMN TOTALS                                             "600,578"



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